STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Statements Of Comprehensive Loss Additional Information Abstract
STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION
NOTE 19: -	STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2021	2020	2019

Salaries and benefits	$514	$508	$242
Materials and sub-contractors	253	66	63
Other	-	-	29

	$767	$574	$334

b.	Research and development, net:

	Year ended December 31,
	2021	2020	2019

Salaries and benefits	$10,841	$9,198	$9,811
Share-based compensation	1,348	2,227	782
Materials and sub-contractors	5,709	3,817	2,674
Plant growth and greenhouse maintenance	802	628	337
Rentals and office maintenance	682	684	428
Depreciation and amortization	2,234	2,709	2,742
Loss from derecognition of property, plant and equipment	121	-	12
Other	46	45	579
Participation in respect of government grants	(658)	(2,021)	(1,574)

	$21,125	$17,287	$15,791

c.	Business development:

	Year ended December 31,
	2021	2020	2019

Salaries and benefits	$1,424	$1,002	$907
Share-based compensation	574	1,115	442
Travel	39	58	168
Legal	87	35	133
Other	614	462	379

	$2,738	$2,672	$2,029

d.	General and administrative:

	Year ended December 31,
	2021	2020	2019

Salaries and benefits	$2,866	$2,362	$1,922
Share-based compensation	687	755	354
Professional fees	3,484	2,023	1,151
Other	216	181	338

	$7,253	$5,321	$3,765

e.	Financing income and expenses

Financing income:

	Year ended December 31,
	2021	2020	2019

Exchange differences	$1,525	$1,361	$1,432
Interest income	291	230	759
Change in the fair value of marketable securities	119	-	439

	$1,935	$1,591	$2,630

Financing expenses:

	Year ended December 31,
	2021	2020	2019

Bank expenses and commissions	$88	$32	$52
Exchange differences	460	350	160
Change in the fair value of marketable securities	181	34	-
Pre-funded warrants issuance expenses	-	211	-
Revaluation of pre-funded warrants	212	1,944	-
Lease liability interest	315	237	302
Revaluation of liabilities in respect of government grants	158	143	41

	$1,414	$2,951	$555